Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.5%
Aerospace & Defense - 1.3%
TransDigm, Inc.
4.88%, 05/01/2029	$ 7,340,000	$ 6,859,218
5.50%, 11/15/2027	3,158,000	3,088,051
6.88%, 12/15/2030 (A)	3,089,000	3,166,343
7.13%, 12/01/2031 (A)	836,000	871,665
Triumph Group, Inc.
7.75%, 08/15/2025 (B)	2,660,000	2,661,663
9.00%, 03/15/2028 (A)	6,042,000	6,374,654

		23,021,594

Automobile Components - 2.8%
Clarios Global LP
6.75%, 05/15/2025 (A)	1,881,000	1,880,164
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	4,886,000	4,877,156
6.75%, 05/15/2028 (A)	2,187,000	2,216,021
8.50%, 05/15/2027 (A)	5,527,000	5,548,417
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	3,572,000	3,560,748
Dana, Inc.
4.25%, 09/01/2030	224,000	195,859
4.50%, 02/15/2032	3,422,000	2,942,099
5.38%, 11/15/2027	3,051,000	2,977,471
5.63%, 06/15/2028 (B)	1,580,000	1,528,858
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	2,303,000	2,223,648
5.00%, 05/31/2026	3,153,000	3,092,697
5.00%, 07/15/2029 (B)	2,932,000	2,742,502
9.50%, 05/31/2025	5,459,000	5,541,977
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	4,650,000	4,578,814
6.88%, 04/14/2028 (A)	3,142,000	3,236,586
7.13%, 04/14/2030 (A)	2,016,000	2,126,838

		49,269,855

Automobiles - 1.8%
Ford Motor Co.
6.10%, 08/19/2032	849,000	849,007
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	1,636,000	1,520,508
3.38%, 11/13/2025	3,066,000	2,942,448
4.00%, 11/13/2030	4,118,000	3,673,645
4.39%, 01/08/2026	6,119,000	5,963,741
4.95%, 05/28/2027	1,741,000	1,703,169
5.13%, 06/16/2025	1,398,000	1,386,019
6.95%, 03/06/2026	3,381,000	3,458,381
7.35%, 11/04/2027 - 03/06/2030	10,150,000	10,767,986

		32,264,904

Banks - 2.5%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	5,028,000	5,191,189
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	1,351,000	1,262,241
Fixed until 09/12/2024 (D), 5.00% (B) (C)	7,285,000	7,180,329
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (C), 01/14/2032	2,552,000	2,140,633
Fixed until 10/30/2025 (D), 6.00% (C)	1,400,000	1,267,602
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	3,935,000	4,011,656

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	$ 5,148,000	$ 4,259,167
5.71%, 01/15/2026 (A)	4,247,000	4,232,778
7.00%, 11/21/2025 (A)	918,000	940,152
Fixed until 06/20/2053, 7.78% (C), 06/20/2054 (A)	1,000,000	1,023,294
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	2,997,000	3,283,342
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	5,397,000	5,261,235
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	2,830,000	2,802,758
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	1,400,000	1,584,061

		44,440,437

Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	9,880,000	8,992,672

Building Products - 1.7%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	7,763,000	7,199,943
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	7,618,000	6,845,198
5.00%, 03/01/2030 (A)	1,455,000	1,395,035
6.38%, 06/15/2032 (A)	4,001,000	4,079,656
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	4,881,000	5,002,261
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	6,056,000	5,374,700

		29,896,793

Capital Markets - 0.3%
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	4,744,000	4,372,335
4.63%, 11/15/2027 (A)	862,000	829,838

		5,202,173

Chemicals - 1.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	2,406,000	1,585,532
Avient Corp.
7.13%, 08/01/2030 (A)	1,820,000	1,866,732
Eagle Intermediate Global Holding BV/Eagle US Finance LLC
7.50%, 05/01/2025 (A) (B)	7,289,000	4,841,375
NOVA Chemicals Corp.
4.25%, 05/15/2029 (A)	2,304,000	1,938,159
4.88%, 06/01/2024 (A)	1,589,000	1,576,250
5.25%, 06/01/2027 (A)	8,969,000	8,327,723
Olin Corp.
5.00%, 02/01/2030 (B)	3,224,000	3,053,999
5.13%, 09/15/2027	2,530,000	2,454,165
5.63%, 08/01/2029	2,971,000	2,911,092
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	4,359,000	1,700,794

		30,255,821

Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 3.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A) (B)	$ 5,099,000	$ 4,948,971
8.00%, 02/15/2031 (A)	6,140,000	6,127,206
Benteler International AG
10.50%, 05/15/2028 (A) (B)	4,771,000	5,102,584
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	3,270,000	2,842,587
5.00%, 09/01/2030	2,988,000	2,554,011
Garda World Security Corp.
6.00%, 06/01/2029 (A)	3,770,000	3,310,803
9.50%, 11/01/2027 (A)	2,315,000	2,321,014
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	2,420,000	2,474,334
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	11,060,000	10,852,404
Hertz Corp.
4.63%, 12/01/2026 (A)	593,000	534,073
5.00%, 12/01/2029 (A)	9,182,000	7,321,177
Stericycle, Inc.
5.38%, 07/15/2024 (A)	4,184,000	4,168,310
United Rentals North America, Inc.
3.75%, 01/15/2032	2,679,000	2,352,586
4.00%, 07/15/2030	3,783,000	3,459,060
6.00%, 12/15/2029 (A)	4,888,000	4,952,898
WW International, Inc.
4.50%, 04/15/2029 (A)	8,041,000	3,859,680

		67,181,698

Communications Equipment - 0.4%
CommScope, Inc.
4.75%, 09/01/2029 (A)	5,888,000	3,914,154
6.00%, 03/01/2026 (A)	2,419,000	2,095,290
8.25%, 03/01/2027 (A)	3,879,000	1,753,754

		7,763,198

Construction & Engineering - 1.5%
Abengoa Abenewco 2 SA
1.50%, 10/26/2024 (A) (E) (F) (G)	2,054,420	10,272
1.50%, 10/26/2024 (A) (E) (F) (G) (H) (I) (J)	2,038,962	0
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	3,195,000	2,885,183
6.63%, 01/15/2028 (A)	6,039,000	5,975,592
Beazer Homes USA, Inc.
5.88%, 10/15/2027	2,476,000	2,411,649
6.75%, 03/15/2025	6,011,000	6,007,694
7.25%, 10/15/2029	4,896,000	4,917,439
KB Home
7.25%, 07/15/2030	2,128,000	2,186,695
Meritage Homes Corp.
5.13%, 06/06/2027	1,221,000	1,198,113
6.00%, 06/01/2025	1,376,000	1,372,753

		26,965,390

Construction Materials - 1.1%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	6,970,000	6,800,921
8.88%, 11/15/2031 (A)	11,000,000	11,554,466
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	1,455,000	1,512,828

		19,868,215

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.25%, 03/15/2026 (A)	$ 1,240,000	$ 1,177,737
3.50%, 03/15/2029 (A)	4,871,000	4,400,958
4.63%, 01/15/2027 (A)	6,888,000	6,691,370
6.50%, 02/15/2028 (A)	5,098,000	5,160,741
7.50%, 03/15/2026 (A)	1,067,000	1,087,324

		18,518,130

Containers & Packaging - 6.0%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (G)	3,332,216	1,610,093
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A)	4,240,000	3,705,221
4.00%, 09/01/2029 (A) (B)	7,457,000	6,043,012
6.00%, 06/15/2027 (A) (B)	947,000	936,589
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A) (B)	5,269,000	3,940,278
Ball Corp.
2.88%, 08/15/2030	9,642,000	8,218,371
6.00%, 06/15/2029	736,000	743,302
6.88%, 03/15/2028	7,503,000	7,752,932
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	2,189,000	2,150,692
5.38%, 01/15/2028 (A)	2,675,000	2,616,134
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	6,780,000	6,746,145
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	11,677,000	11,493,287
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	6,853,000	6,288,853
3.75%, 02/01/2030 (A)	2,945,000	2,631,254
4.13%, 08/15/2024	2,036,000	2,015,564
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	3,042,000	3,077,488
9.25%, 04/15/2027 (A) (B)	1,009,000	973,924
OI European Group BV
4.75%, 02/15/2030 (A)	2,197,000	2,033,324
Owens-Brockway Glass Container, Inc.
6.38%, 08/15/2025 (A)	1,400,000	1,397,145
7.25%, 05/15/2031 (A)	2,867,000	2,902,837
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (A)	255,000	237,915
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	8,042,000	7,499,165
Sealed Air Corp.
5.50%, 09/15/2025 (A)	865,000	866,168
6.88%, 07/15/2033 (A)	6,113,000	6,378,860
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (A)	2,263,000	2,272,973
7.25%, 02/15/2031 (A) (B)	3,669,000	3,835,451
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	5,992,000	5,846,731
8.50%, 08/15/2027 (A) (B)	2,419,000	2,365,465

		106,579,173

Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 1.5%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	$ 6,819,000	$ 6,363,453
6.00%, 04/15/2025 (A)	1,297,000	1,285,944
8.00%, 06/15/2027 (A)	3,197,000	3,306,529
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	3,660,000	3,301,160
SBA Communications Corp.
3.13%, 02/01/2029	4,941,000	4,403,722
3.88%, 02/15/2027	2,527,000	2,412,399
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (A)	2,448,000	2,253,917
4.63%, 06/15/2025 (A)	1,508,000	1,485,259
5.75%, 02/01/2027 (A)	2,194,000	2,202,568

		27,014,951

Diversified Telecommunication Services - 1.4%
Iliad Holding SASU
6.50%, 10/15/2026 (A)	3,021,000	2,970,516
7.00%, 10/15/2028 (A)	4,021,000	3,985,458
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	4,524,000	1,334,580
3.75%, 07/15/2029 (A)	7,153,000	2,038,605
4.25%, 07/01/2028 (A)	5,829,000	1,952,715
10.50%, 05/15/2030 (A) (B)	7,207,000	7,170,965
Telecom Italia Capital SA
6.00%, 09/30/2034	2,724,000	2,553,362
6.38%, 11/15/2033	3,223,000	3,124,148

		25,130,349

Electric Utilities - 0.4%
Elwood Energy LLC
8.16%, 07/05/2026	834,271	715,388
Vistra Operations Co. LLC
4.38%, 05/01/2029 (A)	1,865,000	1,725,195
5.00%, 07/31/2027 (A)	4,312,000	4,175,152
5.63%, 02/15/2027 (A)	630,000	621,380

		7,237,115

Electrical Equipment - 0.6%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)	3,419,000	3,094,913
6.50%, 12/31/2027 (A)	6,816,000	6,784,987

		9,879,900

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (A)	3,040,000	2,780,886
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	667,000	580,311
4.38%, 02/15/2030 (A)	1,907,000	1,757,758

		5,118,955

Energy Equipment & Services - 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A) (B)	5,145,000	5,067,825
CSI Compressco LP/CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	4,790,000	4,790,000
PIK Rate 3.50%, Cash Rate 10.00%, 04/01/2026 (A) (G)	3,997,963	4,182,869

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Sunnova Energy Corp.
11.75%, 10/01/2028 (A) (B)	$ 7,609,000	$ 6,589,124

		20,629,818

Financial Services - 1.9%
Ally Financial, Inc.
Fixed until 06/13/2028, 6.99% (C), 06/13/2029	5,603,000	5,800,203
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 7.19% (C), 12/21/2065 (A)	17,977,000	13,886,569
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 7.44% (C), 12/21/2065 (A)	3,354,000	2,646,206
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (A)	6,530,000	6,789,849
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	1,428,000	1,348,653
5.75%, 06/15/2027 (A)	3,595,000	3,527,876

		33,999,356

Food Products - 1.6%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	3,510,000	3,550,865
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	600,000	589,572
6.00%, 06/15/2030 (A)	1,844,000	1,833,060
Kraft Heinz Foods Co.
5.00%, 06/04/2042	1,959,000	1,871,128
6.88%, 01/26/2039	1,374,000	1,594,526
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	4,170,000	3,524,394
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	2,950,000	2,650,262
4.63%, 04/15/2030 (A)	3,632,000	3,340,479
5.50%, 12/15/2029 (A)	8,718,000	8,427,165
5.63%, 01/15/2028 (A)	1,347,000	1,325,524

		28,706,975

Health Care Equipment & Supplies - 0.6%
Kedrion SpA
6.50%, 09/01/2029 (A) (B)	4,887,000	4,361,647
Medline Borrower LP
3.88%, 04/01/2029 (A)	7,027,000	6,353,524

		10,715,171

Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	6,757,000	6,444,489
AdaptHealth LLC
4.63%, 08/01/2029 (A)	705,000	553,468
5.13%, 03/01/2030 (A)	1,284,000	1,007,940
6.13%, 08/01/2028 (A)	6,454,000	5,650,348
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	6,375,000	5,275,867
6.88%, 04/15/2029 (A)	674,000	458,320
8.00%, 03/15/2026 (A)	2,627,000	2,608,404
DaVita, Inc.
3.75%, 02/15/2031 (A)	8,411,000	6,934,357
4.63%, 06/01/2030 (A)	5,473,000	4,842,745

Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.
4.50%, 02/01/2028	$ 5,334,000	$ 5,094,794
4.63%, 04/01/2031	638,000	586,138
4.75%, 02/01/2030	1,802,000	1,699,749
5.75%, 09/15/2025	5,224,000	5,190,853
HCA, Inc.
5.38%, 02/01/2025	3,103,000	3,100,139
5.88%, 02/15/2026 - 02/01/2029	4,331,000	4,391,016
7.50%, 11/06/2033	441,000	496,726
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	4,211,000	4,433,004
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	6,021,000	5,642,610
Tenet Healthcare Corp.
4.25%, 06/01/2029	5,086,000	4,721,681
4.88%, 01/01/2026	4,401,000	4,359,062
5.13%, 11/01/2027	5,698,000	5,562,961
6.13%, 10/01/2028 (B)	6,816,000	6,781,920
6.13%, 06/15/2030	3,193,000	3,195,762
6.25%, 02/01/2027	4,183,000	4,172,142

		93,204,495

Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031	5,743,000	3,519,376

Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	3,062,000	2,981,623
7.50%, 06/01/2025 (A)	5,523,000	5,544,450

		8,526,073

Hotels, Restaurants & Leisure - 10.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	2,072,000	1,951,111
4.00%, 10/15/2030 (A)	3,274,000	2,924,951
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	7,857,000	7,164,377
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (A) (K)	9,891,000	9,939,130
6.50%, 02/15/2032 (A) (L)	2,300,000	2,327,207
7.00%, 02/15/2030 (A)	2,273,000	2,341,733
Carnival Corp.
6.00%, 05/01/2029 (A)	8,030,000	7,780,080
7.00%, 08/15/2029 (A)	590,000	613,584
7.63%, 03/01/2026 (A) (B)	1,588,000	1,613,356
10.50%, 06/01/2030 (A)	4,563,000	5,010,183
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (A)	2,068,000	2,267,105
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	7,822,000	7,549,784
6.75%, 05/01/2031 (A)	2,906,000	2,947,344
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	3,842,000	3,703,599
5.38%, 05/01/2025 (A)	420,000	418,524
5.75%, 05/01/2028 (A)	493,000	493,612
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	6,167,000	5,468,901
5.00%, 06/01/2029 (A)	2,959,000	2,734,405

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC
4.13%, 04/15/2026 (A)	$ 1,429,000	$ 1,383,270
5.25%, 01/15/2029 (A)	1,938,000	1,891,438
6.25%, 01/15/2027 (A)	1,213,000	1,222,510
6.50%, 02/15/2025 (A)	3,025,000	3,036,891
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	4,484,000	4,522,204
MGM Resorts International
4.63%, 09/01/2026	942,000	915,483
4.75%, 10/15/2028	2,858,000	2,707,999
5.50%, 04/15/2027	8,544,000	8,453,193
5.75%, 06/15/2025 (B)	5,440,000	5,443,150
6.75%, 05/01/2025	2,345,000	2,350,811
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	10,538,000	10,310,867
8.13%, 01/15/2029 (A)	2,558,000	2,685,156
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (A)	3,365,000	3,311,235
5.50%, 04/01/2028 (A)	2,984,000	2,946,383
8.25%, 01/15/2029 (A)	1,780,000	1,892,665
11.63%, 08/15/2027 (A)	11,642,000	12,671,086
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (A)	4,540,000	4,267,600
Station Casinos LLC
4.50%, 02/15/2028 (A)	11,119,000	10,450,942
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	4,912,000	4,481,684
5.65%, 04/01/2024	4,162,000	4,153,093
6.00%, 04/01/2027	4,976,000	4,977,164
6.60%, 10/01/2025	702,000	710,922
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	9,333,000	9,037,984
7.00%, 02/15/2029 (A)	3,156,000	3,148,110
9.13%, 07/15/2031 (A)	2,792,000	2,987,440
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A) (B)	5,951,000	6,137,058

		183,345,324

Household Products - 0.2%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	4,816,000	4,255,807

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Corp.
3.75%, 03/01/2031 (A)	3,831,000	3,342,089
4.50%, 02/15/2028 (A)	3,987,000	3,789,161
5.00%, 02/01/2031 (A)	1,198,000	1,086,949
5.13%, 03/15/2028 (A)	2,984,000	2,863,737
5.25%, 06/01/2026 (A)	5,095,000	5,013,718
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	2,685,000	2,327,554
4.75%, 03/15/2028 (A)	3,474,000	3,307,653
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,599,000	1,413,844
3.88%, 02/15/2032 (A)	175,000	147,875
5.75%, 01/15/2028 (B)	1,739,000	1,721,159

		25,013,739

Insurance - 1.8%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,673,000	8,587,519
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	4,861,000	4,327,437
7.95%, 06/15/2033 (A)	3,953,000	4,387,945

Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.77% (C), 02/12/2067 (A)	$ 6,715,000	$ 5,805,620
HUB International Ltd.
7.25%, 06/15/2030 (A)	2,525,000	2,607,523
7.38%, 01/31/2032 (A)	1,430,000	1,466,463
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.99% (C), 05/17/2066	6,952,000	5,265,236

		32,447,743

Internet & Catalog Retail - 0.9%
Uber Technologies, Inc.
4.50%, 08/15/2029 (A)	3,022,000	2,860,445
7.50%, 09/15/2027 (A)	4,738,000	4,841,426
8.00%, 11/01/2026 (A)	7,512,000	7,648,951

		15,350,822

IT Services - 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	7,002,000	6,410,611

Machinery - 1.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	1,281,000	1,235,256
6.38%, 06/15/2030 (A)	1,681,000	1,694,919
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	6,553,000	6,744,171
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A) (B)	1,567,000	1,170,954
Madison IAQ LLC
4.13%, 06/30/2028 (A)	3,229,000	2,967,280
5.88%, 06/30/2029 (A)	3,264,000	2,905,488
SPX Flow, Inc.
8.75%, 04/01/2030 (A) (B)	7,955,000	7,833,534
Wabash National Corp.
4.50%, 10/15/2028 (A)	6,449,000	5,858,289

		30,409,891

Media - 8.8%
Adelphia Communications Corp.
9.25%, 10/01/2049 (E) (F) (H) (I)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (F) (H) (I) (M)	1,460,000	102
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	7,045,000	5,747,581
4.50%, 08/15/2030 (A)	4,451,000	3,867,950
4.50%, 05/01/2032	6,225,000	5,199,103
4.75%, 03/01/2030 - 02/01/2032 (A)	10,583,000	9,230,456
5.00%, 02/01/2028 (A)	4,251,000	4,013,367
5.38%, 06/01/2029 (A)	1,794,000	1,676,358
5.50%, 05/01/2026 (A)	1,500,000	1,486,191
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A) (B)	894,000	742,539
7.75%, 04/15/2028 (A) (B)	1,123,000	974,824
9.00%, 09/15/2028 (A)	4,740,000	4,934,340
CSC Holdings LLC
4.50%, 11/15/2031 (A)	3,586,000	2,573,185
4.63%, 12/01/2030 (A)	3,542,000	1,807,926
5.00%, 11/15/2031 (A)	1,505,000	759,498
5.38%, 02/01/2028 (A)	1,942,000	1,668,310
5.75%, 01/15/2030 (A)	12,503,000	6,626,590
6.50%, 02/01/2029 (A)	2,516,000	2,145,142

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CSC Holdings LLC (continued)
7.50%, 04/01/2028 (A) (B)	$ 3,569,000	$ 2,389,953
11.25%, 05/15/2028 (A)	2,900,000	2,935,673
11.75%, 01/31/2029 (A)	1,668,000	1,696,295
DISH DBS Corp.
5.25%, 12/01/2026 (A)	1,189,000	937,782
5.75%, 12/01/2028 (A)	3,059,000	2,068,266
7.38%, 07/01/2028	2,669,000	1,174,360
7.75%, 07/01/2026	1,280,000	754,208
DISH Network Corp.
11.75%, 11/15/2027 (A)	2,311,000	2,407,339
Gray Television, Inc.
5.38%, 11/15/2031 (A)	12,263,000	9,643,042
7.00%, 05/15/2027 (A) (B)	933,000	912,008
iHeartCommunications, Inc.
5.25%, 08/15/2027 (A)	2,893,000	2,244,158
6.38%, 05/01/2026 (B)	4,101,000	3,522,331
8.38%, 05/01/2027	6,613,759	4,096,974
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	3,582,000	3,142,130
6.75%, 10/15/2027 (A)	6,932,000	6,733,870
Light & Wonder International, Inc.
7.50%, 09/01/2031 (A)	1,637,000	1,703,420
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	7,166,000	6,261,293
5.00%, 08/01/2027 (A)	250,000	240,250
5.50%, 07/01/2029 (A)	3,157,000	3,010,010
Sunrise FinCo I BV
4.88%, 07/15/2031 (A)	4,892,000	4,305,694
Sunrise HoldCo IV BV
5.50%, 01/15/2028 (A)	2,314,000	2,204,987
TEGNA, Inc.
4.63%, 03/15/2028	3,142,000	2,931,894
4.75%, 03/15/2026	1,592,000	1,548,862
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	4,884,000	4,831,854
8.00%, 08/15/2028 (A)	2,917,000	2,966,822
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	4,057,000	3,616,977
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	1,369,000	1,223,202
5.50%, 05/15/2029 (A)	8,274,000	7,958,583
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	17,008,000	14,879,501

		155,795,291

Metals & Mining - 4.5%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	3,948,000	3,989,730
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (A)	5,427,000	5,483,810
Constellium SE
5.63%, 06/15/2028 (A)	6,591,000	6,441,706
5.88%, 02/15/2026 (A)	8,451,000	8,389,308
Enviri Corp.
5.75%, 07/31/2027 (A) (B)	9,340,000	8,779,357
First Quantum Minerals Ltd.
7.50%, 04/01/2025 (A)	2,765,000	2,720,400
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	5,511,000	5,442,956
6.13%, 04/15/2032 (A)	2,176,000	2,152,545
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	2,057,000	1,978,402
4.38%, 08/01/2028	4,477,000	4,318,716

Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	$ 5,697,000	$ 5,753,970
8.50%, 05/01/2030 (A)	6,449,000	6,634,792
9.25%, 10/01/2028 (A)	1,101,000	1,159,518
New Gold, Inc.
7.50%, 07/15/2027 (A) (B)	6,736,000	6,698,513
Novelis Corp.
3.25%, 11/15/2026 (A)	1,322,000	1,237,753
3.88%, 08/15/2031 (A)	612,000	531,464
4.75%, 01/30/2030 (A)	7,822,000	7,257,587

		78,970,527

Mortgage Real Estate Investment Trusts - 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	2,377,000	2,200,231
5.25%, 10/01/2025 (A)	4,127,000	4,056,057

		6,256,288

Oil, Gas & Consumable Fuels - 12.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	4,398,000	4,227,118
6.63%, 02/01/2032 (A)	3,090,000	3,069,760
7.88%, 05/15/2026 (A)	5,399,000	5,535,260
Callon Petroleum Co.
6.38%, 07/01/2026	1,021,000	1,021,223
7.50%, 06/15/2030 (A)	3,859,000	4,064,999
8.00%, 08/01/2028 (A)	490,000	510,602
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,761,000	5,219,289
Cheniere Energy, Inc.
4.63%, 10/15/2028	2,473,000	2,393,914
Chord Energy Corp.
6.38%, 06/01/2026 (A)	4,987,000	4,986,690
Civitas Resources, Inc.
5.00%, 10/15/2026 (A)	2,768,000	2,696,135
8.63%, 11/01/2030 (A)	210,000	224,916
8.75%, 07/01/2031 (A)	6,138,000	6,527,849
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	4,043,000	3,510,102
CrownRock LP/CrownRock Finance, Inc.
5.00%, 05/01/2029 (A)	223,000	219,433
5.63%, 10/15/2025 (A)	11,964,000	11,918,537
DCP Midstream Operating LP
5.38%, 07/15/2025	5,213,000	5,219,495
DT Midstream, Inc.
4.13%, 06/15/2029 (A)	2,541,000	2,328,262
4.38%, 06/15/2031 (A)	810,000	729,256
Energy Transfer LP
8.00%, 04/01/2029 (A)	7,074,000	7,354,838
EnLink Midstream LLC
6.50%, 09/01/2030 (A)	2,842,000	2,903,660
EQM Midstream Partners LP
6.00%, 07/01/2025 (A)	554,000	552,771
6.50%, 07/01/2027 (A)	2,217,000	2,245,171
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/2029	356,000	365,952
8.88%, 04/15/2030	2,660,000	2,782,927
Hess Midstream Operations LP
4.25%, 02/15/2030 (A)	272,000	250,166
5.13%, 06/15/2028 (A)	4,210,000	4,084,383
HF Sinclair Corp.
6.38%, 04/15/2027 (A)	4,426,000	4,459,843

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A)	$ 6,358,000	$ 6,329,922
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,881,198
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	849,873
10.50%, 05/15/2027 (A)	3,345,000	3,436,934
NuStar Logistics LP
5.63%, 04/28/2027	4,744,000	4,704,245
5.75%, 10/01/2025	944,000	941,640
6.00%, 06/01/2026	681,000	679,434
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,400,000	1,409,448
5.88%, 09/01/2025	2,765,000	2,784,367
6.13%, 01/01/2031 (B)	871,000	904,272
6.45%, 09/15/2036	6,446,000	6,876,270
6.63%, 09/01/2030	5,128,000	5,467,474
7.15%, 05/15/2028	4,012,000	4,215,041
Ovintiv, Inc.
7.38%, 11/01/2031	2,000,000	2,216,858
Parkland Corp.
4.50%, 10/01/2029 (A)	1,799,000	1,654,438
4.63%, 05/01/2030 (A)	855,000	782,325
5.88%, 07/15/2027 (A)	3,478,000	3,450,810
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)	4,488,000	4,656,569
Permian Resources Operating LLC
7.00%, 01/15/2032 (A)	8,293,000	8,538,780
SM Energy Co.
5.63%, 06/01/2025	575,000	571,107
6.50%, 07/15/2028	782,000	782,000
6.63%, 01/15/2027	4,665,000	4,656,603
6.75%, 09/15/2026	3,319,000	3,314,519
Southwestern Energy Co.
4.75%, 02/01/2032	1,866,000	1,726,347
5.38%, 03/15/2030	3,535,000	3,418,633
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00% (N), 10/15/2026 (A)	2,219,000	2,219,222
Summit Midstream Partners LP
Fixed until 05/01/2023, 13.08%, 03/04/2024 (D) (E) (F)	4,423,000	4,190,792
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,373,000	1,237,512
4.88%, 02/01/2031	3,857,000	3,698,863
5.00%, 01/15/2028	2,590,000	2,549,302
5.50%, 03/01/2030	5,701,000	5,670,129
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	6,430,000	6,817,663
9.88%, 02/01/2032 (A)	9,042,000	9,506,454
Vital Energy, Inc.
9.75%, 10/15/2030	3,645,000	3,875,605
10.13%, 01/15/2028	2,900,000	3,037,538
Western Midstream Operating LP
5.30%, 03/01/2048	6,707,000	5,881,058
5.45%, 04/01/2044	2,246,000	2,037,057

		217,372,853

Paper & Forest Products - 0.8%
Domtar Corp.
6.75%, 10/01/2028 (A)	6,333,000	5,813,578
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	10,322,000	7,457,645

		13,271,223

Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (A)	$ 2,996,000	$ 2,937,998
6.50%, 04/15/2026 (A)	5,967,000	5,958,814
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)	2,120,000	2,166,470

		11,063,282

Pharmaceuticals - 1.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A) (B)	3,188,000	1,753,400
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	2,008,000	851,079
5.25%, 01/30/2030 (A)	1,394,000	583,445
7.00%, 01/15/2028 (A)	3,255,000	1,415,925
Grifols SA
4.75%, 10/15/2028 (A) (B)	6,595,000	5,646,969
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	3,806,000	3,482,661
5.13%, 04/30/2031 (A)	5,403,000	4,623,452

		18,356,931

Professional Services - 0.3%
Gartner, Inc.
3.63%, 06/15/2029 (A)	472,000	429,123
3.75%, 10/01/2030 (A)	1,745,000	1,563,563
4.50%, 07/01/2028 (A)	3,258,000	3,113,654

		5,106,340

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	3,236,000	3,198,851
8.88%, 09/01/2031 (A)	755,000	790,931

		3,989,782

Software - 1.5%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	5,346,000	5,531,381
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	5,415,000	4,839,618
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	5,655,000	5,147,477
MSCI, Inc.
3.63%, 09/01/2030 (A)	6,437,000	5,785,109
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	3,270,000	1,280,607
UKG, Inc.
6.88%, 02/01/2031 (A) (L)	4,275,000	4,323,094

		26,907,286

Specialized REITs - 0.5%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	881,000	791,024
5.25%, 03/15/2028 (A)	6,192,000	6,005,401
7.00%, 02/15/2029 (A)	2,473,000	2,534,961

		9,331,386

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.6%
Bath & Body Works, Inc.
5.25%, 02/01/2028	$ 743,000	$ 727,078
6.63%, 10/01/2030 (A)	1,247,000	1,263,544
6.75%, 07/01/2036	1,960,000	1,933,259
6.88%, 11/01/2035	1,468,000	1,462,897
7.50%, 06/15/2029 (B)	4,949,000	5,116,029
9.38%, 07/01/2025 (A)	522,000	545,490

		11,048,297

Technology Hardware, Storage & Peripherals - 1.1%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	2,600,000	2,451,230
5.13%, 04/15/2029 (A)	7,854,000	7,392,170
5.25%, 10/01/2030 (A)	2,509,000	2,302,349
Western Digital Corp.
4.75%, 02/15/2026	6,933,000	6,763,176

		18,908,925

Wireless Telecommunication Services - 1.2%
Altice France SA
5.13%, 07/15/2029 (A)	506,000	371,114
5.50%, 10/15/2029 (A)	5,882,000	4,337,806
8.13%, 02/01/2027 (A)	4,624,000	4,132,919
Sprint LLC
7.13%, 06/15/2024	4,095,000	4,112,632
7.63%, 03/01/2026	1,427,000	1,489,250
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (A)	2,322,000	2,030,833
4.75%, 07/15/2031 (A)	6,029,000	5,403,354

		21,877,908

Total Corporate Debt Securities (Cost $1,711,161,839)		1,639,392,843

LOAN ASSIGNMENTS - 2.0%
Automobile Components - 0.2%
Clarios Global LP
Term Loan B,
1-Month Term SOFR + 3.00%, 8.33% (C), 05/06/2030	2,763,075	2,762,213

Commercial Services & Supplies - 0.3%
Garda World Security Corp.
Term Loan B,
TBD, 02/01/2029 (L) (O)	6,160,000	6,154,499

Containers & Packaging - 0.6%
Anchor Glass Container Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.83% - 10.90% (C), 06/07/2026	5,565,565	4,605,505
Reynolds Group Holdings, Inc.
Term Loan B,
TBD, 09/24/2028 (O)	1,741,515	1,741,153
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.70% (C), 02/05/2026	2,355,517	2,356,695
Trident TPI Holdings, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.85% (C), 09/15/2028	2,533,651	2,525,959

		11,229,312

Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment, Inc.
Term Loan B1,
TBD, 01/24/2031 (L) (O)	$ 5,175,000	$ 5,159,905
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month Term SOFR + 2.75%, 8.08% (C), 01/17/2031 (L)	2,830,000	2,821,156

		7,981,061

Software - 0.4%
Central Parent, Inc.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.35% (C), 07/06/2029	6,687,245	6,694,213

Total Loan Assignments (Cost $35,026,775)		34,821,298

	Shares	Value
COMMON STOCKS - 0.1%
Electric Utilities - 0.0% (P)
Homer City Generation LLC (F) (H) (I)	270,659	2,707

Oil, Gas & Consumable Fuels - 0.0% (P)
Ultra Resources, Inc. (F) (H) (I) (J)	3,226	0

Software - 0.1%
ASG WT Corp. (F) (H) (I)	1,265	142,494
Avaya Holdings Corp. (F) (H)	233,572	1,518,218

		1,660,712

Total Common Stocks (Cost $16,709,643)		1,663,419

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Bills
5.35% (Q), 02/13/2024	$ 70,765,000	70,641,182

Total Short-Term U.S. Government Obligations (Cost $70,640,890)		70,641,182

	Shares	Value
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (Q)	56,805,553	56,805,553

Total Other Investment Company (Cost $56,805,553)		56,805,553

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.50% (Q), dated 01/31/2024, to be repurchased at $11,637,090 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $11,869,106.

$ 11,636,282	$ 11,636,282

Total Repurchase Agreement (Cost $11,636,282)	11,636,282

Total Investments (Cost $1,901,980,982)	1,814,960,577
Net Other Assets (Liabilities) - (2.5)%	(43,685,093)

Net Assets - 100.0%	$ 1,771,275,484

Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,639,392,650	$193	$1,639,392,843
Loan Assignments	—	34,821,298	—	34,821,298
Common Stocks	—	1,518,218	145,201	1,663,419
Short-Term U.S. Government Obligations	—	70,641,182	—	70,641,182
Other Investment Company	56,805,553	—	—	56,805,553
Repurchase Agreement	—	11,636,282	—	11,636,282

Total Investments	$56,805,553	$1,758,009,630	$145,394	$1,814,960,577

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $1,211,045,850, representing 68.4% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $60,876,556, collateralized by cash collateral of $56,805,553 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,344,130. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2024, the total value of such securities is $4,201,155, representing 0.2% of the Fund’s net assets.
(F)	Non-income producing securities.
(G)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2024, the total value of securities is $1,663,612, representing 0.1% of the Fund’s net assets.
(I)	Securities are Level 3 of the fair value hierarchy.
(J)	Securities deemed worthless.
(K)	Restricted security. At January 31, 2024, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Caesars Entertainment, Inc. 6.25%, 07/01/2025	03/22/2022 - 12/07/2023	$9,911,771	$9,939,130	0.6%

(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(N)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2024; the maturity date disclosed is the ultimate maturity date.
(O)	All or a portion of the security represents unsettled loan commitments at January 31, 2024 where the rate will be determined at time of settlement.
(P)	Percentage rounds to less than 0.1% or (0.1)%.
(Q)	Rates disclosed reflect the yields at January 31, 2024.
(R)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 9

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Page 10

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 11